RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 19.	RELATED PARTY TRANSACTIONS

Transactions

	For The Years Ended
	Decmeber 31,

	2011	2010
Sales to Beijing Yilian Gifts Tech. Development Co., Ltd.	$3,250,946	$-
Sales to Tieling Zhongnong Agriculture Technology Development Co., Ltd.	1,114,581	-
Sales to Beijing Doukounianhua Biotechnology Co., Ltd.	21,471	-

Mr. Yongqin Ren, Vice President of the corn division of the Company is the legal representative of Tieling Zhongnong Agriculture Technology Development Co., Ltd. Mr. Jianming Hao, Chief Executive Officer of the Company is the Executive Director of Beijing Yilian Gifts Tech. Development Co., Ltd. Mr. Wenjun Tian, the President and Executive Director of the Company is the Executive Director of Jinshang International Finance Leasing Co., Ltd. The prices in the transactions with related parties were determined according to market price sold to or purchased from third parties.

The company purchased a batch of sunflower seed of RMB 16 million ($2,6 million) from Tieling Zhongnong Agriculture Technology Development Co., Ltd. in June, 2011 and returned the goods at original cost for quality rejection.

Due from related parties

	December 31,	December 31,
	2011	2010

Due from Beijing Yilian Gifts Tech. Development Co., Ltd.	$468,976	$-
Due from Deyufarm Innovation Food (Beijing) Co., Ltd.	89,929	-
Due from Beijing Doukounianhua Biotechnology Co., Ltd.	24,666	-
Due form Jinshang International Finance Leasing Co., Ltd.	3,537	-
Total	$587,108	$-

Due to related parties

	December 31,	December 31,
	2011	2010

Due to Dongsheng International Investment Co., Ltd.	$2,899,633	$-
Due to Mr. Wenjun Tian	2,542,144	-
Due to Deyufarm Innovation Food(Beijing) Co., Ltd.	3,338
Total	$5,445,115	$-

Mr. Wenjun Tian, the President and Executive Director of the Company is also the President and Executive Director of Dongsheng International Investment Co., Ltd. Those advances as of December 31, 2011 and 2010 are unsecured, bear no interest and no due date is specified.

Guarantees

As of December 31, 2011, Zhongyuan Guoxin Credit Guarantee Co., Ltd., China Agriculture Credit Guarantee Co., Ltd., Tian Wenjun and Jianming Hao provided guarantees on short-term loans obtained by Detain Yu. Yuci Jinmao Food Processing Factory of which the legal representative is Junlian Zheng, the wife of Junde Zhang, Vice President of the Company provided guarantees on short-term loans obtained by Jinzhong Yongcheng and Jinzhong Yulian.

As of December 31, 2010, Jinzhong Deyu provided guarantees on short-term loans obtained by Jinzhong Yuliang and Jinzhong Yongcheng. Jinzhong Yuliang also provided guarantees on a short-term loan obtained by Jinzhong Yongcheng.